Disposals of Subsidiaries and Disposal Groups Held for Sale - Additional Information (Detail) - RUB (₽)	1 Months Ended	12 Months Ended
	Dec. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Processingovyi Tsentr Rapida LLC (Russia) [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
QIWI WALLET EUROPE SIA (Latvia) [member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary		100.00%	100.00%
QIWI WALLET EUROPE SIA (Latvia) [member] | Disposal Groups Classified as Held for Sale [member]
Disclosure of subsidiaries [line items]
Impairment loss		₽ 0